OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 3,743,000	$ 4,894,000
Agent receivables	1,811,000	2,207,000
Advances	712,000	2,023,000
Claims receivables	6,998,000	5,967,000
Bunker receivables on time charter-out contracts	18,441,000	28,555,000
Other receivables	8,418,000	10,784,000
Other current assets	248,000	0
Total other current assets	40,371,000	54,430,000
Allowance for credit losses	46,300	46,300
Provision for doubtful debts	$ 0	$ 0